Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Target Date Retirement Series
Entity Central Index Key	0001380175
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
American Funds 2070 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class A
Trading Symbol	AAFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 20.03% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill
their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class A (with sales charge) 2	13.14%	14.61%
American Funds 2070 Target Date Retirement Fund — Class A (without sales charge) 2	20.03%	19.24%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class A shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class C
Trading Symbol	CCGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.35% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class C (with sales charge) 2	18.35%	18.57%
American Funds 2070 Target Date Retirement Fund — Class C (without sales charge) 2	19.35%	18.57%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class C shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review
the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class C shares increased from 0.91% to 1.08% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class C shares increased from 0.91% to 1.08% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review
the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds 2070 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class T
Trading Symbol	TDABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 20.43% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class T (with sales charge) 2	17.40%	17.54%
American Funds 2070 Target Date Retirement Fund — Class T (without sales charge) 2	20.43%	19.58%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class T shares were first
offered
on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class F-1
Trading Symbol	FATSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.23% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-1 2	20.23%	19.44%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class F-1 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund
changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class F-1 shares increased from 0.11% to 0.28% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class F-1 shares increased from 0.11% to 0.28% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds 2070 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class F-2
Trading Symbol	FBAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-2 2	20.48%	19.61%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class F-2 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class F-3
Trading Symbol	FCBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.47% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-3 2	20.47%	19.68%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class F-3 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2070 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-1
Trading Symbol	RAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 20.05% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-1 2	20.05%	19.33%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-1 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the
fund
since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class R-1 shares increased from 0.10% to 0.45% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-1 shares increased from 0.10% to 0.45% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the
fund
since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds® 2070 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-2
Trading Symbol	RAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based o n a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 123	1.12%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.16% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-2 2	19.16%	18.44%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-2
shares
were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2070 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-2E
Trading Symbol	RBAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.67% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-2E 2	19.67%	18.85%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-2E shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2070 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-3
Trading Symbol	RCADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based o n a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.78% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-3 2	19.78%	18.92%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-3 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index
.
Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2070 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-4
Trading Symbol	RCAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.12% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-4 2	20.12%	19.30%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-4 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2070 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-5E
Trading Symbol	RAAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based o n a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.36% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-5E 2	20.36%	19.53%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-5E shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2070 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-5
Trading Symbol	REAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-5 2	20.48%	19.62%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-5 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2070 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-6
Trading Symbol	RFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-6 2	20.48%	19.68%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-6 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 03, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class A
Trading Symbol	AAOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 20.01% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class A (with sales charge) 2	13.09%	11.13%	14.61%
American Funds 2065 Target Date Retirement Fund — Class A (without sales charge) 2	20.01%	12.45%	15.83%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class A shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class C
Trading Symbol	CCLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 119	1.09%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.16% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class C (with sales charge) 2	18.16%	11.64%	15.03%
American Funds 2065 Target Date Retirement Fund — Class C (without sales charge) 2	19.16%	11.64%	15.03%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class C shares were first offered on March 27, 2020.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class T
Trading Symbol	TDTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 20.33% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class T (with sales charge) 2	17.30%	12.20%	15.65%
American Funds 2065 Target Date Retirement Fund — Class T (without sales charge) 2	20.33%	12.78%	16.18%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class T shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class F-1
Trading Symbol	FAXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.00% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-1 2	20.00%	12.47%	15.86%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class F-1 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2065 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class F-2
Trading Symbol	FBMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.31% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
tota
l
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-2 2	20.31%	12.76%	16.16%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class F-2 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2065 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class F-3
Trading Symbol	FCQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-3 2	20.48%	12.87%	16.26%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class F-3 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2065 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-1
Trading Symbol	RAQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 122	1.11%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.15% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-1 2	19.15%	11.73%	15.21%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-1 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2065 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-2
Trading Symbol	RBOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.11% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-2 2	19.11%	11.63%	14.99%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-2 shares
were
first offered on March 27, 2020.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2065 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-2E
Trading Symbol	RBEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-2E 2	19.48%	11.96%	15.35%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-2E shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® 2065 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-3
Trading Symbol	RCPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.73% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-3 2	19.73%	12.14%	15.51%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-3 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-4
Trading Symbol	RDLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.06% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-4 2	20.06%	12.46%	15.86%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-4 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-5E
Trading Symbol	RHLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.30% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-5E 2	20.30%	12.70%	16.09%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-5E shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-5
Trading Symbol	REOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.40% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-5 2	20.40%	12.80%	16.20%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-5 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-6
Trading Symbol	RFVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in v estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.42% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada-
and
U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-6 2	20.42%	12.86%	16.25%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-6 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,883,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AANTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 20.07% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class A (with sales charge) *	13.14%	11.15%	10.24%
American Funds 2060 Target Date Retirement Fund — Class A (without sales charge) *	20.07%	12.47%	10.90%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.22% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class C (with sales charge) *	18.22%	11.65%	10.24%
American Funds 2060 Target Date Retirement Fund — Class C (without sales charge) *	19.22%	11.65%	10.24%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 20.38% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class T (with sales charge) 2	17.36%	12.18%	11.16%
American Funds 2060 Target Date Retirement Fund — Class T (without sales charge) 2	20.38%	12.75%	11.49%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2060 Index 3	19.13%	13.37%	10.83%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.03% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class F-1 *	20.03%	12.44%	10.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.34% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class F-2 *	20.34%	12.76%	11.17%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.52% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class F-3 2	20.52%	12.86%	11.67%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2060 Index 3	19.13%	13.37%	10.90%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RANTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.18% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-1 *	19.18%	11.62%	10.07%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.19% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-2 *	19.19%	11.62%	10.06%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.53% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-2E *	19.53%	11.96%	10.40%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.68% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-3 *	19.68%	12.12%	10.55%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.04% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-4 *	20.04%	12.45%	10.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.27% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-5E 2	20.27%	12.68%	11.11%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2060 Index 3	19.13%	13.37%	10.61%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.44% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-5 *	20.44%	12.80%	11.21%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.53% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-6 *	20.53%	12.86%	11.27%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,388,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 19.97% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class A (with sales charge) *	13.07%	11.16%	10.26%
American Funds 2055 Target Date Retirement Fund — Class A (without sales charge) *	19.97%	12.48%	10.92%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 117	1.07%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.11% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class C (with sales charge) *	18.11%	11.65%	10.25%
American Funds 2055 Target Date Retirement Fund — Class C (without sales charge) *	19.11%	11.65%	10.25%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 20.29% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class T (with sales charge) 2	17.27%	12.18%	11.16%
American Funds 2055 Target Date Retirement Fund — Class T (without sales charge) 2	20.29%	12.75%	11.49%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2055 Index 3	19.18%	13.37%	10.77%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.95% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class F-1 *	19.95%	12.43%	10.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.27% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class F-2 *	20.27%	12.75%	11.18%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.39% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class F-3 2	20.39%	12.85%	11.68%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2055 Index 3	19.18%	13.37%	10.84%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.07% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income
returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-1 *	19.07%	11.62%	10.05%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.06% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to
fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-2 *	19.06%	11.61%	10.07%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.41% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains
in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-2E *	19.41%	11.94%	10.40%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.60% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing
in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-3 *	19.60%	12.11%	10.56%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and
Bloomberg
Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.95% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate
bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-4 *	19.95%	12.44%	10.89%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.19% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income
returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class R-5E 2	20.19%	12.68%	11.12%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2055 Index 3	19.18%	13.37%	10.55%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.33% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal
Reserve
to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity hold
ings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-5 *	20.33%	12.79%	11.23%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.35% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid econ
omic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-6 *	20.35%	12.84%	11.28%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P
Dow
Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,828,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 19.56% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive
returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class A (with sales charge) *	12.66%	11.11%	10.24%
American Funds 2050 Target Date Retirement Fund — Class A (without sales charge) *	19.56%	12.43%	10.90%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 117	1.07%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 18.64% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class C (with sales charge) *	17.64%	11.59%	10.23%
American Funds 2050 Target Date Retirement Fund — Class C (without sales charge) *	18.64%	11.59%	10.23%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 19.81% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class T (with sales charge) 2	16.80%	12.12%	11.14%
American Funds 2050 Target Date Retirement Fund — Class T (without sales charge) 2	19.81%	12.70%	11.47%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2050 Index 3	18.74%	13.20%	10.67%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.50% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class F-1 *	19.50%	12.38%	10.87%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 19.81% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class F-2 *	19.81%	12.70%	11.16%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	DITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 19.93% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class F-3 2	19.93%	12.79%	11.66%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2050 Index 3	18.74%	13.20%	10.73%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 119	1.09%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 18.61% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-1 *	18.61%	11.57%	10.03%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 18.59% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-2 *	18.59%	11.57%	10.05%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 18.94% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-2E *	18.94%	11.90%	10.38%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.16% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-3 *	19.16%	12.07%	10.54%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.47% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-4 *	19.47%	12.40%	10.87%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 19.77% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class R-5E 2	19.77%	12.63%	11.10%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2050 Index 3	18.74%	13.20%	10.43%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 19.85% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-5 *	19.85%	12.74%	11.21%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 19.93% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-6 *	19.93%	12.80%	11.27%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,827,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 19.30% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class A (with sales charge) *	12.42%	11.07%	10.17%
American Funds 2045 Target Date Retirement Fund — Class A (without sales charge) *	19.30%	12.38%	10.82%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 117	1.07%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 18.39% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class C (with sales charge) *	17.39%	11.55%	10.15%
American Funds 2045 Target Date Retirement Fund — Class C (without sales charge) *	18.39%	11.55%	10.15%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 19.57% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class T (with sales charge) 2	16.60%	12.08%	11.06%
American Funds 2045 Target Date Retirement Fund — Class T (without sales charge) 2	19.57%	12.65%	11.39%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2045 Index 3	18.47%	12.82%	10.42%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FATTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.26% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class F-1 *	19.26%	12.34%	10.79%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 19.58% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class F-2 *	19.58%	12.65%	11.08%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 19.69% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class F-3 2	19.69%	12.75%	11.58%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2045 Index 3	18.47%	12.82%	10.48%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 18.37% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-1 *	18.37%	11.52%	9.95%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 18.40% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-2 *	18.40%	11.52%	9.97%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 18.72% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-2E *	18.72%	11.86%	10.31%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 18.91% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-3 *	18.91%	12.02%	10.46%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.25% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-4 *	19.25%	12.36%	10.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 19.52% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class R-5E 2	19.52%	12.59%	11.02%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2045 Index 3	18.47%	12.82%	10.19%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 19.62% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-5 *	19.62%	12.69%	11.13%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 19.73% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-6 *	19.73%	12.76%	11.18%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,927,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 18.45% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class A (with sales charge) *	11.63%	10.70%	9.91%
American Funds 2040 Target Date Retirement Fund — Class A (without sales charge) *	18.45%	12.02%	10.57%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 17.58% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class C (with sales charge) *	16.58%	11.20%	9.90%
American Funds 2040 Target Date Retirement Fund — Class C (without sales charge) *	17.58%	11.20%	9.90%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 18.77% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class T (with sales charge) 2	15.79%	11.73%	10.80%
American Funds 2040 Target Date Retirement Fund — Class T (without sales charge) 2	18.77%	12.31%	11.12%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2040 Index 3	17.35%	12.02%	9.94%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 18.38% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class F-1 *	18.38%	11.98%	10.53%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.70% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class F-2 *	18.70%	12.29%	10.83%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.83% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class F-3 2	18.83%	12.40%	11.32%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2040 Index 3	17.35%	12.02%	10.00%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 17.54% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-1 *	17.54%	11.17%	9.71%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 17.52% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-2 *	17.52%	11.16%	9.72%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.87% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-2E *	17.87%	11.50%	10.05%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 18.06% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-3 *	18.06%	11.67%	10.21%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 18.40% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-4 *	18.40%	12.01%	10.55%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.65% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class R-5E 2	18.65%	12.23%	10.77%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2040 Index 3	17.35%	12.02%	9.74%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.75% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-5 *	18.75%	12.34%	10.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.85% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-6 *	18.85%	12.40%	10.93%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,347,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 15.82% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class A (with sales charge) *	9.15%	9.28%	9.06%
American Funds 2035 Target Date Retirement Fund — Class A (without sales charge) *	15.82%	10.58%	9.70%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 14.93% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class C (with sales charge) *	13.93%	9.77%	9.05%
American Funds 2035 Target Date Retirement Fund — Class C (without sales charge) *	14.93%	9.77%	9.05%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 16.10% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class T (with sales charge) 2	13.23%	10.30%	9.84%
American Funds 2035 Target Date Retirement Fund — Class T (without sales charge) 2	16.10%	10.87%	10.16%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2035 Index 3	15.89%	10.78%	9.17%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.76% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class F-1 *	15.76%	10.55%	9.67%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 16.08% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class F-2 *	16.08%	10.86%	9.97%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FDFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 16.18% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class F-3 2	16.18%	10.96%	10.36%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2035 Index 3	15.89%	10.78%	9.23%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.92% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-1 *	14.92%	9.75%	8.86%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.90% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-2 *	14.90%	9.74%	8.87%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 15.28% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-2E *	15.28%	10.07%	9.20%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 15.46% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-3 *	15.46%	10.24%	9.36%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R4
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.77% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-4 *	15.77%	10.57%	9.69%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 16.06% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class R-5E 2	16.06%	10.80%	9.92%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2035 Index 3	15.89%	10.78%	9.02%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R5
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 16.14% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-5 *	16.14%	10.90%	10.02%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for th e las t year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 16.22% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-6 *	16.22%	10.96%	10.08%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,710,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 14.18% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class A (with sales charge) *	7.58%	7.76%	7.84%
American Funds 2030 Target Date Retirement Fund — Class A (without sales charge) *	14.18%	9.04%	8.48%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (ba sed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 13.42% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class C (with sales charge) *	12.42%	8.24%	7.84%
American Funds 2030 Target Date Retirement Fund — Class C (without sales charge) *	13.42%	8.24%	7.84%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 14.48% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class T (with sales charge) 2	11.60%	8.76%	8.53%
American Funds 2030 Target Date Retirement Fund — Class T (without sales charge) 2	14.48%	9.31%	8.86%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2030 Index 3	14.26%	9.29%	8.22%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.24% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The
portfolio
saw positive absolute returns over the fiscal
year
. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class F-1 *	14.24%	9.02%	8.47%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 14.51% for the year ended October 31, 2025. That result compares with a 14.26% gain for
the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive
absolute
returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class F-2 *	14.51%	9.31%	8.75%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 14.56% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class F-3 2	14.56%	9.40%	9.05%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2030 Index 3	14.26%	9.29%	8.29%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R1
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 13.36% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-1 *	13.36%	8.22%	7.65%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 13.36% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-2 *	13.36%	8.21%	7.67%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 13.65% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-2E *	13.65%	8.53%	7.99%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R3
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 13.85% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-3 *	13.85%	8.70%	8.15%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R4
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.24% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-4 *	14.24%	9.03%	8.47%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R5E
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.42% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class R-5E 2	14.42%	9.24%	8.70%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2030 Index 3	14.26%	9.29%	8.14%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R5
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 14.54% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-5 *	14.54%	9.35%	8.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R6
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 14.62% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-6 *	14.62%	9.40%	8.85%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,842,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AADTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 12.56% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class A (with sales charge) *	6.08%	6.49%	6.80%
American Funds 2025 Target Date Retirement Fund — Class A (without sales charge) *	12.56%	7.76%	7.44%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results
assume
all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of
certain
changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of
certain
changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds 2025 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 11.69% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class C (with sales charge) *	10.69%	6.96%	6.80%
American Funds 2025 Target Date Retirement Fund — Class C (without sales charge) *	11.69%	6.96%	6.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the
fund name
is
American
Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds 2025 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 12.81% for the year ended October 31,
2025
. That result compares with a 13.13% gain for the S&P Target Date 2025 Index.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class T (with sales charge) 2	9.98%	7.50%	7.46%
American Funds 2025 Target Date Retirement Fund — Class T (without sales charge) 2	12.81%	8.04%	7.78%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2025 Index 3	13.13%	7.97%	7.35%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income
Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds 2025 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.52% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class F-1 *	12.52%	7.73%	7.42%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds 2025 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.77% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market
delivered
strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class F-2 *	12.77%	8.02%	7.70%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
American Funds 2025 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FDDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.89% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class F-3 2	12.89%	8.11%	7.96%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2025 Index 3	13.13%	7.97%	7.42%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
American Funds 2025 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RADTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.67% for the year ended October 31, 2025. That result compares with a 13.13% gain for the
S&P
Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-1 *	11.67%	6.95%	6.62%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds 2025 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.63% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-2 *	11.63%	6.94%	6.62%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds 2025 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.96% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-2E *	11.96%	7.25%	6.95%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds 2025 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.15% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-3 *	12.15%	7.42%	7.10%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds 2025 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.53% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-4 *	12.53%	7.74%	7.43%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
American Funds 2025 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.73% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class R-5E 2	12.73%	7.97%	7.68%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2025 Index 3	13.13%	7.97%	7.32%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
American Funds 2025 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.79% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-5 *	12.79%	8.06%	7.75%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
American Funds 2025 Target Date Retirement Fund - Class R6
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.90% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-6 *	12.90%	8.12%	7.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 32,510,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6
American Funds 2020 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 12.07% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class A (with sales charge) *	5.63%	6.05%	6.10%
American Funds 2020 Target Date Retirement Fund — Class A (without sales charge) *	12.07%	7.32%	6.73%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material
fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds 2020 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 11.16% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class C (with sales charge) *	10.16%	6.51%	6.09%
American Funds 2020 Target Date Retirement Fund — Class C (without sales charge) *	11.16%	6.51%	6.09%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are
reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all
distributions are reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds 2020 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 12.34% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class T (with sales charge) 2	9.55%	7.03%	6.74%
American Funds 2020 Target Date Retirement Fund — Class T (without sales charge) 2	12.34%	7.58%	7.05%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2020 Index 3	12.01%	6.90%	6.59%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds 2020 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.98% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class F-1 *	11.98%	7.27%	6.70%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds 2020 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.29% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class F-2 *	12.29%	7.57%	6.99%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
American Funds 2020 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.41% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class F-3 2	12.41%	7.66%	7.22%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2020 Index 3	12.01%	6.90%	6.66%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
American Funds 2020 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.30% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-1 *	11.30%	6.52%	5.92%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds® 2020 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.15% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-2 *	11.15%	6.48%	5.92%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions )	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds 2020 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.48% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-2E *	11.48%	6.80%	6.24%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds 2020 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 11.64% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-3 *	11.64%	6.97%	6.39%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds 2020 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 11.96% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-4 *	11.96%	7.28%	6.71%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
American Funds 2020 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.24% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class R-5E 2	12.24%	7.51%	6.98%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2020 Index 3	12.01%	6.90%	6.59%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund
changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
American Funds 2020 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	RECTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.32% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-5 *	12.32%	7.61%	7.04%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions )	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
American Funds 2020 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RRCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.36% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income
returns lagged equities
but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-6 *	12.36%	7.67%	7.08%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are
reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 14,901,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund
changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6
American Funds 2015 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy po thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 11.19% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class A (with sales charge) *	4.77%	5.69%	5.66%
American Funds 2015 Target Date Retirement Fund — Class A (without sales charge) *	11.19%	6.94%	6.29%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds 2015 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 10.41% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class C (with sales charge) *	9.41%	6.16%	5.64%
American Funds 2015 Target Date Retirement Fund — Class C (without sales charge) *	10.41%	6.16%	5.64%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds 2015 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDQMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10 ,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 11.48% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
retur
ns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class T (with sales charge) 2	8.70%	6.66%	6.24%
American Funds 2015 Target Date Retirement Fund — Class T (without sales charge) 2	11.48%	7.21%	6.55%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2015 Index 3	11.37%	6.34%	6.18%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds 2015 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.15% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class F-1 *	11.15%	6.92%	6.26%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds 2015 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 11.49% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annu
al total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class F-2 *	11.49%	7.20%	6.55%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund
change
s
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
American Funds 2015 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FDBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 11.55% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class F-3 2	11.55%	7.31%	6.72%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2015 Index 3	11.37%	6.34%	6.24%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
American Funds 2015 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 10.40% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-1 *	10.40%	6.14%	5.47%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds 2015 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 10.36% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-2 *	10.36%	6.14%	5.49%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds 2015 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 10.67% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-2E *	10.67%	6.45%	5.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds 2015 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 10.83% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-3 *	10.83%	6.62%	5.96%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds 2015 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's
discussion of fund
performance
The fund’s Class R-4 shares gained 11.23% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute
returns
over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-4 *	11.23%	6.93%	6.28%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
American Funds 2015 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 11.36% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class R-5E 2	11.36%	7.15%	6.55%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2015 Index 3	11.37%	6.34%	6.15%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow
Jones Indices
LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions )	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
American Funds 2015 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of
fund performance
The fund’s Class R-5 shares gained 11.49% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-5 *	11.49%	7.25%	6.59%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Effective
January 1, 2026
, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026 , the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
American Funds 2015 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.53% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-6 *	11.53%	7.30%	6.64%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 4,715,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since
November 1, 2024
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since
November 1, 2024
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6
American Funds 2010 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 10.81% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
tu
rns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class A (with sales charge) *	4.40%	5.29%	5.32%
American Funds 2010 Target Date Retirement Fund — Class A (without sales charge) *	10.81%	6.54%	5.94%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund chang
es
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010
Targ
et Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Targ et Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds 2010 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 10.05% for the year ended October 31, 2025. That re sult
compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 ye ar s	10 years
American Funds 2010 Target Date Retirement Fund — Class C (with sales charge) *	9.05%	5.76%	5.32%
American Funds 2010 Target Date Retirement Fund — Class C (without sales charge) *	10.05%	5.76%	5.32%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds 2010 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,0 0 0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 11.08% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 ye ar	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class T (with sales charge) 2	8.34%	6.27%	5.87%
American Funds 2010 Target Date Retirement Fund — Class T (without sales charge) 2	11.08%	6.80%	6.19%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2010 Index 3	11.07%	5.80%	5.78%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective
January 1, 2026
, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026 , the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds 2010 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 10.76% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
ta
l r
et
urns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class F-1 *	10.76%	6.51%	5.92%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Inve
stors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds 2010 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve s tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 11.10% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class F-2 *	11.10%	6.81%	6.21%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
American Funds 2010 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	DJTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp othe tical $10,0 00 in vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 11.17% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class F-3 2	11.17%	6.89%	6.35%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2010 Index 3	11.07%	5.80%	5.82%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Da te R
etirement In
co
me Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Da te R etirement In co me Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
American Funds 2010 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,0
0
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 9.95% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-1 *	9.95%	5.73%	5.13%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Servi
c
es Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds 2010 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 9.91% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-2 *	9.91%	5.72%	5.15%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds 2010 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
estme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 10.24% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-2E *	10.24%	6.04%	5.45%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds 2010 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 10.41% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additi ona
l periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-3 *	10.41%	6.20%	5.60%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds 2010 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 10.83% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-4 *	10.83%	6.53%	5.93%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date
Retirem
ent Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirem ent Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
American Funds 2010 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 10.96% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class R-5E 2	10.96%	6.73%	6.22%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2010 Index 3	11.07%	5.80%	5.70%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Ind ice
s LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
American Funds 2010 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 11.11% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-5 *	11.11%	6.84%	6.25%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
American Funds 2010 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investm e nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.13% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-6 *	11.13%	6.89%	6.30%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 3,872,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Inco
m
e Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Inco m e Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6